Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2022				As of December 31, 2021
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Marketable securities	—	—	—	—	1,258	—	—	1,258
Other investments	—	—	2,333	2,333	—	—	—	—
Total assets	—	—	2,333	2,333	1,258	—	—	1,258
Liabilities measured at FVTPL
Earn-out rights	—	—	598,570	598,570	—	—	—	—
Class C-1 Shares	17,920	—	—	17,920	—	—	—	—
Class C-2 Shares	—	10,080	—	10,080	—	—	—	—
Total liabilities	17,920	10,080	598,570	626,570	—	—	—	—
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

As of December 31, 2022
Financial assets
Trade receivables and trade receivables - related parties	321,103
Cash and cash equivalents	973,877
Accrued income - related parties	49,060
Other current receivables	10,840
Total	1,354,880
Financial liabilities
Trade payables and trade payables - related parties	1,055,955
Liabilities to credit institutions	1,328,752
Accrued expenses and accrued expenses - related parties	367,005
Advance payments from customers	40,869
Liabilities related to repurchase commitments	79,501
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	38,235
Other current liabilities - related parties	70,258
Other non-current liabilities	14,753
Other non-current interest-bearing liabilities[1]	85,556
Total	3,080,884

As of December 31, 2021
Financial assets
Trade receivables and trade receivables - related parties	172,441
Cash and cash equivalents	756,677
Other current receivables	38,741
Other non-current receivables	1,682
Total	969,541
Financial liabilities
Trade payables and trade payables - related parties	1,541,974
Liabilities to credit institutions	642,338
Accrued expenses and accrued expenses - related parties	502,809
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	24,072
Other non-current liabilities	11,764
Total	2,722,957
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 10 - Leases.
Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2022				As of December 31, 2021
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Marketable securities	—	—	—	—	1,258	—	—	1,258
Other investments	—	—	2,333	2,333	—	—	—	—
Total assets	—	—	2,333	2,333	1,258	—	—	1,258
Liabilities measured at FVTPL
Earn-out rights	—	—	598,570	598,570	—	—	—	—
Class C-1 Shares	17,920	—	—	17,920	—	—	—	—
Class C-2 Shares	—	10,080	—	10,080	—	—	—	—
Total liabilities	17,920	10,080	598,570	626,570	—	—	—	—
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

As of December 31, 2022
Financial assets
Trade receivables and trade receivables - related parties	321,103
Cash and cash equivalents	973,877
Accrued income - related parties	49,060
Other current receivables	10,840
Total	1,354,880
Financial liabilities
Trade payables and trade payables - related parties	1,055,955
Liabilities to credit institutions	1,328,752
Accrued expenses and accrued expenses - related parties	367,005
Advance payments from customers	40,869
Liabilities related to repurchase commitments	79,501
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	38,235
Other current liabilities - related parties	70,258
Other non-current liabilities	14,753
Other non-current interest-bearing liabilities[1]	85,556
Total	3,080,884

As of December 31, 2021
Financial assets
Trade receivables and trade receivables - related parties	172,441
Cash and cash equivalents	756,677
Other current receivables	38,741
Other non-current receivables	1,682
Total	969,541
Financial liabilities
Trade payables and trade payables - related parties	1,541,974
Liabilities to credit institutions	642,338
Accrued expenses and accrued expenses - related parties	502,809
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	24,072
Other non-current liabilities	11,764
Total	2,722,957
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 10 - Leases.
Schedule of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2022:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	321,103	—	—	321,103
Accrued income - related parties	49,060	—	—	49,060
Other current receivables	10,840	—	—	10,840

Other non-current receivables	—	—	—	—
Total	381,003	—	—	381,003
Financial liabilities
Trade payables and trade payables - related parties	1,055,955	—	—	1,055,955
Liabilities to credit institutions	1,328,752	—	—	1,328,752
Accrued expenses and accrued expenses - related parties	367,005	—	—	367,005
Advance payments from customers	40,869	—	—	40,869
Liabilities related to repurchase commitments	79,501	—	—	79,501
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	38,235	—	—	38,235
Other current liabilities - related parties	70,258	—	—	70,258
Other non-current liabilities	—	14,753	—	14,753
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties	—	85,556	—	85,556
Total	2,980,575	100,309	—	3,080,884
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2021:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	172,441	—	—	172,441
Cash and cash equivalents	756,677	—	—	756,677
Marketable securities	1,258	—	—	1,258
Other current receivables	38,741	—	—	38,741
Other non-current receivables	—	1,682	—	1,682
Total	969,117	1,682	—	970,799
Financial liabilities
Trade payables and trade payables - related parties	1,541,974	—	—	1,541,974
Liabilities to credit institutions	642,338	—	—	642,338
Accrued expenses and accrued expenses - related parties	502,809	—	—	502,809
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	24,072	—	—	24,072
Other non-current liabilities	—	11,764	—	11,764
Total	2,711,193	11,764	—	2,722,957